Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE (note 24)	$ 10,573	$ 5,587
EXPENSES
Cost of sales, exclusive of items shown separately	7,708	3,178
Operating and administrative	1,476	1,267
Accretion expenses (note 17)	6	5
Depreciation and amortization (notes 8 and 9)	422	414
Provisions on assets (note 6)	64	109
Total expenses	9,676	4,973
Income (loss) from equity investments (note 14)	(261)	49
Other income (note 27)	81	306
Foreign exchange gains	4	4
Interest expense	(275)	(274)
Income before income taxes	446	699
Income tax expense (note 20)
Current	59	1
Deferred	47	126
Net income after taxes	340	572
Net income applicable to non-controlling interests	57	20
Net income applicable to controlling interests	283	552
Preferred share dividends	(53)	(66)
Net income applicable to common shares	$ 230	$ 486
Net income per common share (note 26)
Basic (per share)	$ 0.82	$ 1.74
Diluted (per share)	$ 0.82	$ 1.74
Weighted average number of common shares outstanding (millions) (note 26)
Basic (shares)	279.9	279.4
Diluted (shares)	281.7	279.7